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AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 30, 2008 TO THE MAY 1, 2007 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM ("ADA").
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This supplement modifies certain information in the above-referenced Prospectus and Statement of Additional Information ("SAI"), dated May 1, 2007, as supplemented to date (together, the "Prospectus").

Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus and any previous prospectus supplements. We will send you another copy of any Prospectus without charge, upon request.

DISCONTINUATION OF SMALL CAP GROWTH FUND (NEW CONTRIBUTIONS AND TRANSFERS)

Effective February 28, 2008, the Small Cap Growth Fund (the "Fund") will be closed to new contributions and incoming transfers. Assets currently allocated to the Fund will not be affected.

If you are currently allocating a percentage of your contributions to the Fund, you must provide us with new allocation instructions before February 28, 2008. If we do not receive new instructions from you, we will allocate contributions to the LifeStrategy Moderate Growth Fund until such time we receive those instructions. Please see "Allocating Program contributions" under "The Program" in your Prospectus for more information.


















                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  800-523-1125

              Copyright 2008. AXA Equitable Life Insurance Company
                               All rights reserved


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                                                                  ADA Fund Supp

NB/IF